(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings (Loss) Per Share	Earnings (Loss) Per Share
The net income (loss) available for common shareholders and earnings (loss) per common share are presented in the table below:

	Year Ended December 31,
	2022 $	2021 $	2020 $
Net income (loss)	229,086	(242,372)	87,317

Weighted-average number of common shares - basic (1)	33,997,579	33,859,306	33,718,665
Dilutive effect of stock-based awards	289,496	—	202,956
Weighted average number of common shares - diluted	34,287,075	33,859,306	33,921,621
Earnings (loss) per common share:
- Basic	6.74	(7.16)	2.59
- Diluted	6.68	(7.16)	2.57
(1) Includes unissued common shares related to non-forfeitable stock-based compensation.
Stock-based awards that have an anti-dilutive effect on the calculation of diluted earnings per common share are excluded from this calculation. In the years where a loss attributable to shareholders has been incurred, all stock-based awards are anti-dilutive. For the year ended December 31, 2022 and 2020, 49 thousand and 0.1 million restricted stock units, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share. For the year ended December 31, 2022 and 2020, options to acquire 0.2 million and 0.2 million shares of the Company’s Class A common stock, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share.